Note 9 - Junior Subordinated Deferrable Interest Debentures (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 27, 2008	Mar. 26, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subordinated Borrowings [Abstract]
Investments in and Advances to Affiliates, Balance, Principal Amount			$ 300,000	$ 300,000
Guarantor Obligations, Maximum Exposure, Undiscounted			10,000,000	10,000,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust			10,300,000	10,300,000
Subordinated Borrowing, Interest Rate		6.40%
Debt Instrument, Basis Spread on Variable Rate	3.15%
Debt Instrument, Interest Rate at Period End			3.40%	3.46%	3.72%
Interest Expense, Debt			$ 353,000	$ 368,000	$ 350,180
Maximum Amount of Core Capital			25.00%